UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Sept 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
11/10/2008

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
86
Form 13F Information Table Value Total:
$114,498



List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/       SH/ PUT/INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000) PRN AMT     PRN CALLDSCRETN MANAGERS SOLE     SHARED     NONE

Arch Capital Group                COM            011576290       2842        38913SH       OTHER                38913
Rohm & Haas Co.                   COM            775371107       2694        38480SH       OTHER                38480
Watson Wyatt Worldwide Inc-A      COM            942712100       2534        50962SH       OTHER                50962
QualComm                          COM            747525103       2449        56988SH       OTHER                56988
Ameritrade Holding Corp           COM            87236Y108       2412       144689SH       OTHER               144689
Immucor Inc.                      COM            452526106       2349        73486SH       OTHER                73486
Laboratory Corp.                  COM            50540R409       2321        33393SH       OTHER                33393
Robert Half Intl.                 COM            770323103       2163        87385SH       OTHER                87385
Netease.com Inc                   COM            64110W102       2132        93519SH       OTHER                93519
Hansen Natural Corp.              COM            411310105       2086        68960SH       OTHER                68960
National Oilwell Varco Inc        COM            637071101       1997        39759SH       OTHER                39759
Lincoln Electric Holdings         COM            533900106       1865        29003SH       OTHER                29003
Cognizant Tech                    COM            192446102       1799        78779SH       OTHER                78779
Sotheby's                         COM            835898107       1793        89396SH       OTHER                89396
Omnicom Group Inc.                COM            681919106       1778        46097SH       OTHER                46097
Coventry Healthcare               COM            222862104       1766        54265SH       OTHER                54265
Franklin Resources                COM            354613101       1730        19635SH       OTHER                19635
Corning Inc                       COM            219350105       1671       106857SH       OTHER               106857
Firstenergy Corp                  COM            337932107       1659        24760SH       OTHER                24760
MSC Industrial Direct Co          COM            553530106       1632        35427SH       OTHER                35427
Comtech Telecommunications        COM            205826209       1621        32919SH       OTHER                32919
Hospitality Properties Trust      COM            44106M102       1591        77545SH       OTHER                77545
Aptargroup Inc                    COM            038336103       1565        40025SH       OTHER                40025
Autodesk Inc                      COM            052769106       1561        46526SH       OTHER                46526
Entergy Corp                      COM            29364G103       1532        17211SH       OTHER                17211
Washington Post Co.               COM            939640108       1528         2744SH       OTHER                 2744
Middleby Corp.                    COM            596278101       1526        28103SH       OTHER                28103
Catalyst Health Solutions         COM            14888b103       1525        58376SH       OTHER                58376
CB Richard Ellis Group Inc        COM            12497T101       1514       113264SH       OTHER               113264
Amphenol                          COM            008273104       1511        37651SH       OTHER                37651
Nordstrom Inc                     COM            655664100       1503        52148SH       OTHER                52148
Portfolio Recovery Associates     COM            73640q105       1499        30828SH       OTHER                30828
Mettler Toledo Int.               COM            592688105       1496        15261SH       OTHER                15261
Global Payments Inc               COM            37940X102       1471        32796SH       OTHER                32796
CoPart Inc.                       COM            217204106       1470        38693SH       OTHER                38693
Walgreen Co                       COM            931422109       1470        47470SH       OTHER                47470
ManTech International Corp.       COM            564563104       1460        24628SH       OTHER                24628
Priceline.com Inc                 COM            741503403       1442        21069SH       OTHER                21069
Northern Trust Corp.              COM            665859104       1381        19126SH       OTHER                19126
Emerson Electric                  COM            291011104       1377        33754SH       OTHER                33754
Telvent Git SA                    COM            020456701       1366        57318SH       OTHER                57318
Patterson Dental                  COM            703395103       1324        43543SH       OTHER                43543
Woodward Governor Co.             COM            980745103       1313        37233SH       OTHER                37233
Albemarle Corp                    COM            012653101       1302        42218SH       OTHER                42218
Pediatrix Medical Group Inc       COM            705324101       1278        23704SH       OTHER                23704
Praxair                           COM            74005P104       1277        17801SH       OTHER                17801
United Technologies Corp.         COM            913017109       1269        21134SH       OTHER                21134
Costco Corp.                      COM            22160K105       1268        19526SH       OTHER                19526
PPG Industries Inc                COM            693506107       1233        21148SH       OTHER                21148
Coach Inc                         COM            189754104       1221        48768SH       OTHER                48768
Greif Inc.                        COM            397624107       1217        18540SH       OTHER                18540
ITT Corporation                   COM            450911102       1194        21473SH       OTHER                21473
Darling International Inc.        COM            237266101       1173       105585SH       OTHER               105585
Best Buy Inc.                     COM            086516101       1138        30351SH       OTHER                30351
S E I Investments Co              COM            784117103       1134        51079SH       OTHER                51079
Joy Global Inc                    COM            481165108       1131        25060SH       OTHER                25060
Waters Corp                       COM            941848103       1119        19229SH       OTHER                19229
Stanley Works                     COM            854616109       1113        26658SH       OTHER                26658
Church & Dwight Inc               COM            171340102       1099        17703SH       OTHER                17703
Dynamic Materials Corp.           COM            267888105       1092        47034SH       OTHER                47034
Gamestop Corp.                    COM            36467W109       1088        31799SH       OTHER                31799
AGL Resources Inc.                COM            001204106       1065        33946SH       OTHER                33946
PPL Corp                          COM            69351T106       1064        28745SH       OTHER                28745
Abbott Laboratories               COM            002824100       1039        18050SH       OTHER                18050
Entertainment Properties          COM            29380T105        978        17873SH       OTHER                17873
Rofin-Sinar Technologies          COM            775043102        968        31613SH       OTHER                31613
Cameron Intl CP                   COM            13342B105        945        24529SH       OTHER                24529
First Industrial Realty Trust     COM            32054K103        929        32381SH       OTHER                32381
Cash America Intl.                COM            14754D100        901        24996SH       OTHER                24996
RR Donnelley & Sons Co            COM            257867101        887        36147SH       OTHER                36147
World Acceptance Corp             COM            981419104        879        24418SH       OTHER                24418
J2 Global Communications Inc      COM            46626E205        824        35296SH       OTHER                35296
Zimmer Holdings                   COM            98956P102        799        12369SH       OTHER                12369
Gilead Sciences                   COM            375558103        721        15800SH       OTHER                15800
Mattel                            COM            577081102        700        38788SH       OTHER                38788
Southern Co                       COM            842587107        653        17319SH       OTHER                17319
Goodrich Corp.                    COM            382388106        593        14265SH       OTHER                14265
Core Laboratories                 COM            N22717107        574         5664SH       OTHER                 5664
Terex Corp                        COM            880779103        562        18423SH       OTHER                18423
Kinetic Concepts Inc              COM            49460W208        538        18803SH       OTHER                18803
G.E. Pines Preferred              COM            369622485        398        20871SH       OTHER                20871
Garmin LTD.                       COM            G37260109        360        10600SH       OTHER                10600
Goldman Sachs                     COM            38141G104        339         2652SH       OTHER                 2652
Amedisys Inc.                     COM            023436108        249         5119SH       OTHER                 5119
Harris Corp                       COM            413875105        239         5184SH       OTHER                 5184
Paychex Inc                       COM            704326107        231         6983         OTHER                 6983